Segment Information	12 Months Ended
Dec. 31, 2018
Disclosure of entity's operating segments [Abstract]
Segment Information
SEGMENT INFORMATION
Management has determined the operating segments based on the reports reviewed by a group of senior management which is the chief operating decision maker of the Group that makes strategic decisions. The Group considers the business from a property and service perspective.
The Group’s principal operating and developmental activities occur in Macao, which is the sole geographic area in which the Group is domiciled. The Group reviews the results of operations for each of its key operating segments, which are also the reportable segments: The Venetian Macao, Sands Cotai Central, The Parisian Macao (which opened in September 2016), The Plaza Macao, Sands Macao and ferry and other operations. The Group’s primary projects under development include the renovation, expansion and rebranding of Sands Cotai Central to The Londoner Macao, the apart-hotel tower at The Londoner Macao and the Four Seasons Tower Suites Macao.
Revenue is comprised of revenue from the sale of goods and services in the ordinary course of the Group’s activities. The Venetian Macao, Sands Cotai Central, The Parisian Macao, The Plaza Macao and Sands Macao derive their revenues primarily from casino, hotel, mall, food and beverage, convention, retail and other sources. Ferry and other operations mainly derive their revenues from the sale of ferry tickets for transportation between Hong Kong and Macao.
The Group’s segment information is as follows:

	Year ended December 31,
	2018	2017	2016
	US$ in millions
Net revenues
The Venetian Macao	$3,474	$2,924	$2,831
Sands Cotai Central	2,153	1,916	1,924
The Parisian Macao	1,533	1,395	401
The Plaza Macao	719	587	584
Sands Macao	650	626	668
Ferry and other operations	151	153	145
Inter-segment revenues(i)	(15)	(15)	(10)
	$8,665	$7,586	$6,543

____________________
Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.

(i)	Inter-segment revenues are charged at prevailing market rates.
The following is a reconciliation of adjusted property EBITDA to profit for the year attributable to equity holders of the Company:

		Year ended December 31,
		2018	2017	2016
	Note	US$ in millions
Adjusted property EBITDA (Unaudited)(i)
The Venetian Macao		$1,378	$1,137	$1,092
Sands Cotai Central		759	633	615
The Parisian Macao		484	412	114
The Plaza Macao		262	233	221
Sands Macao		178	174	171
Ferry and other operations		18	22	31
Total adjusted property EBITDA		3,079	2,611	2,244
Share-based compensation, net of amount capitalized(ii)		(13)	(12)	(15)
Corporate expense	(a)	(125)	(120)	(128)
Pre-opening expense	(b)	(5)	(7)	(127)
Depreciation and amortization		(655)	(676)	(611)
Net foreign exchange gains/(losses)		4	(11)	1
Loss on disposal of property and equipment, investment properties and intangible assets		(131)	(12)	(12)
Operating profit		2,154	1,773	1,352
Interest income		20	5	3
Interest expense, net of amounts capitalized		(225)	(153)	(86)
Loss on modification or early retirement of debt		(81)	—	(1)
Profit before income tax		1,868	1,625	1,268
Income tax benefit/(expense)		7	(22)	(44)
Profit for the year attributable to equity holders of the Company		$1,875	$1,603	$1,224

____________________

(i)
Adjusted property EBITDA, which is a non-IFRS financial measure, is profit attributable to equity holders of the Company before share-based compensation, corporate expense, pre-opening expense, depreciation and amortization, net foreign exchange gains/(losses), impairment loss, gain/(loss) on disposal of property and equipment, investment properties and intangible assets, interest, gain/(loss) on modification or early retirement of debt and income tax benefit/(expense). Management utilizes adjusted property EBITDA to compare the operating profitability of its operations with those of its competitors, as well as a basis for determining certain incentive compensation. Gaming companies have historically reported adjusted property EBITDA as a supplemental performance measure to IFRS financial measures. In order to view the operations of their casinos on a more stand-alone basis, gaming companies, including the Group, have historically excluded certain expenses that do not relate to the management of specific casino properties, such as pre-opening expense and corporate expense, from their adjusted property EBITDA calculations. Adjusted property EBITDA should not be interpreted as an alternative to profit or operating profit (as an indicator of operating performance) or to cash flows from operations (as a measure of liquidity), in each case, as determined in accordance with IFRS. The Group has significant uses of cash flow, including capital expenditures, dividend payments, interest payments and debt principal repayments, which are not reflected in adjusted property EBITDA. Not all companies calculate adjusted property EBITDA in the same manner. As a result, adjusted property EBITDA as presented by the Group may not be directly comparable to other similarly titled measures presented by other companies.

(ii)
Amount includes share-based compensation of US$1 million and nil, US$1 million and nil, and US$3 million and US$1 million for the years ended December 31, 2018, 2017, and 2016, respectively, related to corporate expense and pre-opening expense, respectively.

(a)	Corporate expense

		Year ended December 31,
		2018	2017	2016
	Note		US$ in millions
Royalty fees	29(a)(v)	$106	$98	$73
Management fees	29(a)(ii)	6	6	6
Employee benefit expenses		7	6	6
Other support services		3	4	7
Other expenses		3	6	36
		$125	$120	$128

(b)	Pre-opening expense

		Year ended December 31,
		2018	2017	2016
	Note		US$ in millions
Utilities and operating supplies		$2	$2	$4
Employee benefit expenses		1	—	80
Contract labor and services		1	—	14
Management fees	29(a)(ii)	—	1	4
Advertising and promotions		—	—	15
Other support services		1	3	3
Other expenses		—	1	7
		$5	$7	$127

	Year ended December 31,
	2018	2017	2016
		US$ in millions
Depreciation and amortization
The Venetian Macao	$146	$151	$165
Sands Cotai Central	274	239	294
The Parisian Macao	163	204	58
The Plaza Macao	33	36	40
Sands Macao	24	31	39
Ferry and other operations	15	15	15
	$655	$676	$611

	Year ended December 31,
	2018	2017	2016
		US$ in millions
Capital expenditures
The Venetian Macao	$179	$152	$94
Sands Cotai Central	130	84	123
The Parisian Macao	130	204	896
The Plaza Macao	63	22	16
Sands Macao	29	10	18
Ferry and other operations	1	5	4
	$532	$477	$1,151

	December 31,
	2018	2017
	US$ in millions
Total assets
The Venetian Macao	$3,447	$2,669
Sands Cotai Central	4,378	3,972
The Parisian Macao	2,489	2,531
The Plaza Macao	913	959
Sands Macao	328	288
Ferry and other operations	503	228
	$12,058	$10,647

Almost all of the non-current assets of the Group are located in Macao.